Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders’ Equity [Line Items]
Stockholders’ Equity

NOTE 13 — EQUITY

Series B membership interests

Series B membership units represent “common interests” with preferential rights over Series A membership units “profits interest”. The Company’s operating agreement provides specified thresholds which outline the way Series B membership interest shall recover their initial investment. Series A membership interest shall only participate in profit distributions of the Company once the Series B membership interest have recovered their initial investment plus a predetermined rate of return as defined in the operating agreement. A total of 35,000,000 Series B membership units have been issued and are outstanding as of June 30, 2021.

As of June 30, 2021 and December 31, 2020, no distributions have been made representing return of investments or profits.

Series A incentive plan

On November 13, 2018, The Company adopted a “Series A Incentive Plan” to provide economic incentives to selected employees and other service providers of the Company in order to align their interests with equity holders of the Company. As of June 30, 2021 and December 31, 2020, the Company’ common interest holders have authorized a total of 10,000 Series A units for awards.

As of June 30, 2021 and December 31, 2020, the Company has awarded 9,750 and 8,500, respectively, of Series A units to management. The units awarded vest over a four-year period. The holders of Series A units are eligible to receive distributions of the Company’s profits as outlined in the plan subject to preference rights of Series B membership units. For the six months ended June 30, 2021 and year ended December 31, 2020, the Company did not distribute any profits to the issued Series A units.

Series A plan activities during the six months ended June 30, 2021 was as follows:

	Series A Incentive Units Outstanding	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	8,500	$—

Granted	1,500	$1,566
Exercised	—	$—
Forfeited	(250)	$—
Expired	—	$—
Outstanding at June 30, 2021	9,750	$241

Nonvested at December 31, 2020	4,500	$—

Granted	1,500	$1,566
Forfeited	(250)	$—
Vested	—	$—
Nonvested at June 30, 2021	5,750	$409

The Series A units awards were determined to be equity classified. For the six months ended June 30, 2021 and 2020, the Company recognized $178,979 and $0, respectively, of compensation costs related to Series A units awards.

NOTE 13 — EQUITY

Series B membership interests

Series B membership units represent “common interests” with preferential rights over Series A membership units “profits interest”. The Company’s operating agreement provides specified thresholds which outline the way Series B membership interest shall recover their initial investment. Series A membership interest shall only participate in profit distributions of the Company once the Series B membership interest have recovered their initial investment plus a predetermined rate of return as defined in the operating agreement.

During the years ended December 31, 2020, 2019 and 2018, the Company issued a total of 32,529,998, 2,350,000 and $120,002 of Series B membership units, respectively. A total of 35,000,000 Series B membership units have been issued and are outstanding as of December 31, 2020.

As of December 31, 2020, 2019 and 2018, no distributions have been made representing return of investments or profits.

Series A incentive plan

On November 13, 2018, The Company adopted a “Series A Incentive Plan” to provide economic incentives to selected employees and other service providers of the Company in order to align their interests with equity holders of the Company. As of December 31, 2020, the Company’ common interest holders have authorized a total of 10,000 Series A units for awards.

As of December 31, 2020, the Company has awarded a total of 8,500 Series A units to management. The units awarded vest over a four-year period. The holders of Series A units are eligible to receive distributions of the Company’s profits as outlined in the plan subject to secondary preference rights of Series B membership units. For the three years ended December 31, 2020, 2019 and 2018, the Company did not distribute any profits to those issued units.

Series A plan activities during the year ended December 31, 2020 was as follows:

	Series A Incentive Units Outstanding	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	9,000	$—
Granted	1,000	$—
Exercised	—	$—
Forfeited	(1,500)	$—
Expired	—	$—
Outstanding at December 31, 2020	8,500	$—
Nonvested at December 31, 2019	7,000	$—
Granted	1,000	$—
Vested	(2,000)	$—
Forfeited	(1,500)	$—
Nonvested at December 31, 2020	4,500	$—

The Series A units awards were determined to be equity classified. For the year ended December 31, 2020 and 2019, the Company did not recognize any compensation costs related to vested Series A units awards as the fair value of the units was zero on the grant date.

Rice Acquisition Corp. [Member]
Stockholders’ Equity [Line Items]
Stockholders’ Equity

Note 6 — Stockholders’ Equity

Class A Common Stock — The Company is authorized to issue 250,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were 23,727,500 shares of Class A common stock issued and outstanding, of which 18,351,762 shares of Class A common stock are subject to possible redemption and therefore classified outside of permanent equity in the accompanying condensed consolidated balance sheets.

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were 5,931,350 shares of Class B common stock issued and outstanding.

Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders, except as required by law. Each share of common stock will have one vote on all such matters. Prior to the initial Business Combination, only holders of Class B common stock will have the right to vote on the election of directors.

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Note 7 — Stockholders’ Deficit

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — As of December 31, 2020, the Company is authorized to issue 250,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2020, there were 23,737,500 shares of Class A common stock issued and outstanding, of which 18,351,762 shares are subject to possible redemption and therefore classified outside of permanent equity in the accompanying consolidated balance sheet.

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. On September 2, 2020, the Company issued 5,750,100 shares of Class B common stock. In October 2020, the Company effected a dividend of Class B common stock, resulting in an aggregate of 6,181,350 shares of Rice’s Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the dividend. Of the 6,181,350 shares of Rice’s Class B common stock outstanding, up to 806,250 shares of Class B common stock were subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Initial Stockholders will collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering (excluding the Sponsor Shares). On October 26, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 2,225,000 Units; thus, only 250,000 Founder Shares remained subject to forfeiture to the extent the over-allotment option is fully exercised. On December 5, 2020, the remaining underwriters’ over-allotment option expired unexercised; thus, 250,000 Founder shares held by the Sponsor were forfeited for no consideration. As of December 31, 2020, there were 5,931,350 shares of Class B common stock issued and outstanding.

Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders, except as required by law. Each share of common stock will have one vote on all such matters. Prior to the initial Business Combination, only holders of Class B common stock will have the right to vote on the election of directors.